COLT 2022-6 ABS-15G

Exhibit 99.58

Loan ID	Investor ID	Dummy ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX	XXXX	4350099283	XXXX	Loan Type	the1003Page	DSCR	Other